UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (16.4%)

International Banks (16.4%)
Banco Del Estado De Chile
0.22%, 5/1/15	$6,000	$6,000
Bank of Montreal,
0.22%, 4/7/15	20,000	20,000
0.23%, 5/13/15	31,250	31,250
Canadian Imperial Bank of Commerce
0.22%, 4/2/15	30,000	30,000
Credit Industriel et Commercial
0.30%, 5/4/15	41,500	41,500
Credit Suisse
0.30%, 5/13/15	30,000	30,000
Lloyds Bank PLC,
0.13%, 2/3/15 – 2/4/15	60,000	60,000
Mizuho Bank Ltd.,
0.20%, 2/6/15	6,000	6,000
0.22%, 3/17/15	9,000	9,000
Natixis
0.30%, 5/1/15	30,000	30,000
Oversea Chinese Banking Corp.,
0.21%, 4/2/15 – 5/20/15	16,500	16,500
0.22%, 5/12/15	6,250	6,250
0.23%, 3/11/15 – 3/13/15	12,000	12,000
Sumitomo Mitsui Banking Corp.,
0.23%, 2/2/15	36,000	36,000
0.28%, 6/17/15	30,250	30,250
Sumitomo Mitsui Trust Bank Ltd.,
0.26%, 3/30/15 – 4/1/15	39,500	39,500
Svenska Handelsbanken AB
0.22%, 4/15/15	45,750	45,750
Total Certificates of Deposit (Cost $450,000)		450,000

Commercial Paper (a) (8.9%)

Automobiles (3.2%)
Toyota Credit Canada, Inc.
0.30%, 7/2/15	55,000	54,931
Toyota Motor Credit Corp.,
0.25%, 6/4/15 – 6/19/15	34,300	34,269
		89,200
Food & Beverage (0.1%)
Coca-Cola Co.
0.24%, 6/17/15 (b)	3,500	3,497

International Banks (5.6%)
Banque Et Caisse,
0.21%, 4/2/15	7,700	7,697
0.23%, 5/4/15	14,500	14,492
Caisse des Depots et Consignations
0.25%, 5/11/15	25,000	24,983
DBS Bank Ltd.,
0.21%, 2/2/15 – 2/5/15(b)	46,300	46,300
0.22%, 4/10/15 (b)	5,700	5,698
Erste Abwicklungsanstalt,
0.18%, 2/9/15	9,000	9,000

0.25%, 6/11/15	17,000	16,985
United Overseas Bank Ltd.,
0.25%, 6/8/15 (b)	9,900	9,891
0.31%, 3/24/15 (b)	18,000	17,992
		153,038
Total Commercial Paper (Cost $245,735)		245,735

Corporate Bonds (10.7%)

Domestic Bank (0.0%) (c)
Wells Fargo & Co.
1.25%, 2/13/15	1,000	1,000

International Banks (10.7%)
ANZ National International Ltd.,
1.85%, 10/15/15 (b)	2,250	2,270
3.13%, 8/10/15 (b)	35,237	35,717
Barclays Bank PLC,
2.75%, 2/23/15	28,050	28,086
3.90%, 4/7/15	9,585	9,642
Commonwealth Bank of Australia,
1.95%, 3/16/15	42,980	43,061
3.50%, 3/19/15 (b)	13,190	13,243
Credit Agricole
3.50%, 4/13/15 (b)	18,760	18,869
Credit Suisse
3.50%, 3/23/15	3,500	3,516
HSBC Bank PLC,
2.38%, 2/13/15	30,614	30,633
3.50%, 6/28/15 (b)	36,625	37,081
National Australia Bank,
1.60%, 8/7/15	15,150	15,242
2.00%, 3/9/15	9,400	9,416
Nationwide Building Society
4.65%, 2/25/15 (b)	10,370	10,396
Rabobank Nederland NY
3.20%, 3/11/15 (b)	18,750	18,806
Royal Bank of Canada
1.15%, 3/13/15	10,275	10,284
Shell International Finance BV
3.10%, 6/28/15	2,500	2,527
Westpac Banking Corp.
3.00%, 8/4/15	5,000	5,064
		293,853
Total Corporate Bonds (Cost $294,853)		294,853

Extendible Floating Rate Notes (6.4%)

Domestic Banks (1.9%)
JP Morgan Chase Bank NA
(Extendible Maturity Date 2/5/16)
0.36%, 3/5/15	25,000	25,000
Wells Fargo Bank NA
(Extendible Maturity Date 2/12/16)
0.33%, 7/15/19	26,500	26,500
		51,500

International Banks (4.5%)
Bank of Nova Scotia
(Extendible Maturity Date 2/26/16)
0.38%, 1/31/19	33,000	33,000
Royal Bank of Canada
(Extendible Maturity Date 2/1/16)
0.35%, 4/1/19	55,000	54,998
Svenska Handelsbanken AB
(Extendible Maturity Date 7/15/15)
0.32%, 5/13/16 (b)	36,700	36,700
		124,698
Total Extendible Floating Rate Notes (Cost $176,198)		176,198

Floating Rate Notes (13.4%)

Domestic Banks (2.5%)
HSBC Bank USA NA,
0.26%, 7/21/15 – 7/22/15	25,750	25,750
0.27%, 8/4/15	2,000	2,000
U.S. Bank NA,
0.19%, 4/23/15	11,500	11,500
0.23%, 7/27/15	29,250	29,250
		68,500
International Banks (10.9%)
Bank of Nova Scotia
0.26%, 8/4/15	28,000	28,000
Commonwealth Bank of Australia,
0.25%, 6/1/15 (b)	20,000	20,001
1.04%, 9/18/15(b)	2,750	2,763
Credit Suisse,
0.47%, 3/17/15	9,750	9,751
0.50%, 3/31/15	8,500	8,502
0.61%, 3/24/15	9,000	9,003
KFW
0.31%, 3/13/15	32,000	32,002
Macquarie Bank Ltd.,
0.54%, 5/1/15 (b)	6,750	6,754
0.55%, 4/7/15 – 4/10/15(b)	9,000	9,003
National Australia Bank
1.36%, 8/7/15	2,250	2,263
Rabobank Nederland NY,
0.31%, 3/24/15 – 7/6/15	57,500	57,500
Toronto Dominion Bank,
0.23%, 2/6/15	25,000	25,000
0.24%, 6/8/15 – 11/6/15	24,800	24,800
Westpac Banking Corp.,
0.24%, 5/6/15	23,900	23,900
1.01%, 9/25/15	39,370	39,554
		298,796
Total Floating Rate Notes (Cost $367,296)		367,296

Repurchase Agreements (30.5%)
ABN Amro Securities LLC, (0.09%, dated 1/30/15, due 2/2/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 7/1/28 - 5/20/62 and U.S. Government obligations, 0.88% - 2.38% due 3/31/16 - 5/15/23; valued at $102,766)	100,000	100,000

ABN Amro Securities LLC, (0.16%, dated 1/30/15, due 2/2/15; proceeds $35,000; fully collateralized by various Corporate Bonds, 0.50% - 9.70% due 2/1/15 - 6/1/44; valued at $36,745)	35,000	35,000
ABN Amro Securities LLC, (0.28%, dated 1/23/15, due 4/23/15; proceeds $15,011; fully collateralized by various Common Stocks; valued at $15,750) (Demand 2/6/15)	15,000	15,000
Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $25,038; fully collateralized by various U.S. Government agency securities, 1.13% - 7.13% due 3/20/18 - 1/1/45 and a U.S. Government obligation, 2.00% due 2/15/22; valued at $25,768) (Demand 2/6/15)	25,000	25,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $60,214; fully collateralized by various U.S. Government agency securities, 3.00% - 6.00% due 5/1/38 - 1/1/45; valued at $61,802) (Demand 2/6/15)	60,000	60,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $11,000; fully collateralized by a U.S. Government obligation, 1.63% due 3/31/19; valued at $11,260)	11,000	11,000
Barclays Capital, Inc., (0.64%, dated 9/15/14, due 5/5/15; proceeds $13,556; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 1.88% due 9/15/18 - 3/30/43, a Convertible Preferred Stock and Preferred Stock; valued at $14,409) (Demand 2/2/15)	13,500	13,500
BNP Paribas Securities Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $25,000; fully collateralized by various U.S. Government agency securities, 2.80% - 4.00% due 10/1/34 - 12/1/44; valued at $25,739)	25,000	25,000
BNP Paribas Securities Corp., (0.21%, dated 1/30/15, due 2/2/15; proceeds $15,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $15,750)	15,000	15,000
Credit Agricole Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $55,000; fully collateralized by a U.S. Government agency security, 3.00% due 10/20/42; valued at $56,632)	55,000	55,000
Credit Suisse Securities USA, (0.61%, dated 12/17/14, due 2/2/15; proceeds $5,004; fully collateralized by a Corporate Bond, 7.88% due 2/1/21; valued at $5,301)	5,000	5,000
Credit Suisse Securities USA, (0.63%, dated 10/30/14, due 2/2/15; proceeds $31,052; fully collateralized by various Corporate Bonds, 6.13% - 10.00% due 3/15/20 - 12/1/22; valued at $32,862)	31,000	31,000
HSBC Securities USA, Inc., (0.16%, dated 1/30/15, due 2/2/15; proceeds $20,000; fully collateralized by various Corporate Bonds, 5.38% - 6.88% due 1/20/40 - 3/15/44; valued at $21,003)	20,000	20,000
HSBC Securities USA, Inc., (0.26%, dated 1/30/15, due 2/2/15; proceeds $20,000; fully collateralized by a Corporate Bond, 8.00% due 6/15/19; valued at $21,204)	20,000	20,000
ING Financial Markets LLC, (0.16%, dated 1/30/15, due 2/2/15; proceeds $5,000; fully collateralized by various Corporate Bonds, 3.55% - 7.30% due 2/15/22 - 9/1/67; valued at $5,252)	5,000	5,000
ING Financial Markets LLC, (0.23%, dated 11/3/14, due 2/2/15; proceeds $5,003; fully collateralized by various Corporate Bonds, 2.30% - 5.90% due 2/1/20 - 11/1/39; valued at $5,254)	5,000	5,000
ING Financial Markets LLC, (0.29%, dated 1/30/15, due 2/2/15; proceeds $15,000; fully collateralized by various Corporate Bonds, 3.88% - 6.75% due 11/1/15 - 4/15/23; valued at $15,904)	15,000	15,000
ING Financial Markets LLC, (0.39%, dated 11/13/14, due 2/11/15; proceeds $10,010; fully collateralized by various Corporate Bonds, 3.10% - 7.88% due 4/1/16 - 9/17/44; valued at $10,601) (Demand 2/6/15)	10,000	10,000
JP Morgan Clearing Corp., (0.53%, dated 2/21/14, due 2/13/15; proceeds $40,211; fully collateralized by various Common Stocks and a Convertible Bond, Zero Coupon due 6/15/17; valued at $41,987)	40,000	40,000

JP Morgan Clearing Corp., (0.60%, dated 5/23/14, due 2/13/15; proceeds $4,018; fully collateralized by a Convertible Bond, Zero Coupon due 1/1/20; valued at $4,978)	4,000	4,000
JP Morgan Securities LLC, (0.30%, dated 12/5/14, due 3/5/15; proceeds $40,030; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $42,032) (Demand 2/6/15)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 1/30/15, due 2/2/15; proceeds $10,000; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 4.25% due 4/15/15 - 12/1/19 and Preferred Stocks; valued at $10,642)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (0.54%, dated 1/21/15, due 3/6/15; proceeds $13,509; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 4.25% due 4/15/15 - 12/1/19 and Preferred Stocks; valued at $14,366) (Demand 2/2/15)	13,500	13,500
Merrill Lynch Pierce Fenner & Smith, (0.54%, dated 1/29/15, due 3/6/15; proceeds $6,003; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 4.25% due 4/15/15 - 12/1/19 and Preferred Stocks; valued at $6,385) (Demand 2/2/15)	6,000	6,000
RBC Capital Markets LLC, (0.27%, dated 12/17/14, due 3/17/15; proceeds $10,007; fully collateralized by various Corporate Bonds, 0.61% - 8.00% due 9/16/15 - 1/15/55; valued at $10,500) (Demand 2/6/15)	10,000	10,000
RBC Capital Markets LLC, (0.27%, dated 12/19/14, due 3/19/15; proceeds $10,007; fully collateralized by various Corporate Bonds, 0.30% - 9.88% due 5/10/16 - 3/11/44; valued at $10,500) (Demand 2/6/15)	10,000	10,000
RBC Capital Markets LLC, (0.28%, dated 1/15/15, due 7/13/15; proceeds $5,007; fully collateralized by various Corporate Bonds, 0.61% - 8.25% due 3/8/16 - 10/17/96; valued at $5,250) (Demand 2/6/15)	5,000	5,000
RBC Capital Markets LLC, (0.29%, dated 12/8/14, due 6/8/15; proceeds $20,029; fully collateralized by various Corporate Bonds, 0.31% - 10.20% due 11/6/15 - 8/21/46; valued at $21,000) (Demand 2/6/15)	20,000	20,000
RBC Capital Markets LLC, (0.33%, dated 12/15/14, due 3/16/15; proceeds $10,008; fully collateralized by various Corporate Bonds, 3.38% - 12.00% due 3/15/16 - 11/1/24; valued at $10,600) (Demand 2/6/15)	10,000	10,000
RBC Capital Markets LLC, (0.35%, dated 12/4/14, due 3/4/15; proceeds $10,009; fully collateralized by various Corporate Bonds, 5.25% - 9.00% due 12/15/16 - 4/15/40; valued at $10,600)	10,000	10,000
RBC Capital Markets LLC, (0.37%, dated 1/15/15, due 7/13/15; proceeds $5,009; fully collateralized by various Corporate Bonds, 4.75% - 10.00% due 5/1/16 - 9/19/23; valued at $5,300) (Demand 2/6/15)	5,000	5,000
Scotia Capital USA, Inc., (0.26%, dated 1/30/15, due 2/2/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 2.30% - 8.75% due 2/15/15 - 6/15/21; valued at $42,357)	40,000	40,000
SG Americas Securities, (0.28%, dated 1/30/15, due 2/2/15; proceeds $13,000; fully collateralized by various Corporate Bonds, 3.75% - 10.75% due 9/21/17 - 10/1/77; valued at $13,623)	13,000	13,000
TD Securities USA LLC, (0.08%, dated 1/30/15, due 2/6/15; proceeds $50,001; fully collateralized by various U.S. Government agency securities, 3.00% - 5.00% due 4/1/26 - 12/1/44; valued at $51,605)	50,000	50,000
Wells Fargo Securities LLC, (0.07%, dated 1/29/15, due 2/5/15; proceeds $25,000; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $25,483)	25,000	25,000
Wells Fargo Securities LLC, (0.28%, dated 1/26/15, due 2/2/15; proceeds $35,002; fully collateralized by various Corporate Bonds, 0.56% - 4.25% due 11/18/15 - 4/1/24; valued at $36,783)	35,000	35,000

Wells Fargo Securities LLC, (0.66%, dated 1/26/15, due 4/27/15; proceeds $25,041; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 4.25% due 4/15/15 - 3/30/43 and Preferred Stocks; valued at $26,456)	25,000	25,000
Total Repurchase Agreements (Cost $837,000)		837,000

Tax-Exempt Instruments (2.2%)

Closed-End Investment Companies (1.4%)
Nuveen California Dividend Advantage Municipal Fund,
VRDP Ser 5 (AMT)
0.09%, 8/1/40 (b)	9,000	9,000
VRDP Ser 6 (AMT)
0.09%, 8/1/40 (b)	3,800	3,800
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 3
0.08%, 12/1/40 (b)	17,000	17,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.11%, 5/1/41 (b)	10,000	10,000
		39,800
Municipal Bond (0.8%)
Riverside, CA, Pension Obligation Ser 2014 A BANs (Taxable)
0.60%, 6/1/15	22,000	22,000
Total Tax-Exempt Instruments (Cost $61,800)		61,800

Time Deposits (8.8%)

International Banks (8.8%)
Credit Agricole CIB Grand Cayman
0.06%, 2/2/15	115,000	115,000
Lloyds Bank PLC (New York Branch)
0.05%, 2/2/15	50,000	50,000
Natixis Grand Cayman
0.07%, 2/2/15	76,000	76,000
Total Time Deposits (Cost $241,000)		241,000

U.S. Agency Securities (2.9%)
Federal Home Loan Bank,
0.09%, 2/13/15	30,000	29,999
0.15%, 2/20/15	50,000	49,996
Total U.S. Agency Securities (Cost $79,995)		79,995
Total Investments (100.2%) (Cost $2,753,877)		2,753,877
Liabilities in Excess of Other Assets (-0.2%)		(5,893)
Net Assets (100.0%)		$2,747,984

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Amount is less than 0.05%.
AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (22.2%)

Domestic Bank (1.2%)
HSBC Bank USA NA
0.28%, 6/19/15	$250,000	$250,000

International Banks (21.0%)
Banco Del Estado De Chile
0.22%, 5/1/15	43,500	43,500
Bank of Montreal,
0.22%, 4/7/15	207,000	207,000
0.23%, 5/13/15	213,250	213,250
Canadian Imperial Bank of Commerce
0.22%, 4/2/15	215,000	215,000
Credit Industriel et Commercial
0.30%, 5/4/15	317,000	317,000
Credit Suisse
0.30%, 5/13/15	215,000	215,000
DNB Bank ASA
0.13%, 2/4/15	250,000	250,000
Lloyds Bank PLC,
0.13%, 2/3/15 – 2/4/15	515,000	515,000
Mizuho Bank Ltd.,
0.20%, 2/6/15	57,000	57,000
0.22%, 3/17/15	62,000	61,998
Natixis
0.30%, 5/1/15	218,000	218,000
Oversea Chinese Banking Corp.,
0.21%, 4/2/15 – 5/20/15	131,000	130,997
0.22%, 5/12/15	42,500	42,499
0.23%, 3/11/15 – 3/13/15	116,250	116,252
Sumitomo Mitsui Banking Corp.,
0.23%, 2/2/15	331,250	331,250
0.28%, 6/17/15	213,250	213,250
Sumitomo Mitsui Trust Bank Ltd.,
0.26%, 3/30/15 – 4/1/15	277,250	277,250
Svenska Handelsbanken AB
0.22%, 4/15/15	320,250	320,253
Swedbank AB,
0.08%, 2/6/15	50,000	50,000
0.11%, 2/4/15 – 2/5/15	206,000	206,000
Toronto Dominion Bank
0.11%, 2/4/15	190,000	190,000
		4,190,499
Total Certificates of Deposit (Cost $4,440,499)		4,440,499

Commercial Paper (a) (13.2%)

Automobiles (1.7%)
Toyota Motor Credit Corp.,
0.25%, 6/4/15 – 6/19/15	327,800	327,502

Domestic Banks (5.4%)
Barclays U.S. Funding LLC
0.10%, 2/2/15	560,000	560,000

Natixis
0.08%, 2/2/15	525,000	525,000
		1,085,000
Food & Beverage (1.4%)
Coca-Cola Co.,
0.19%, 2/3/15 – 4/2/15(b)	114,200	114,178
0.20%, 5/8/15 (b)	29,600	29,584
0.23%, 6/16/15 (b)	100,000	99,915
0.24%, 6/17/15 (b)	32,300	32,271
		275,948
International Banks (4.7%)
Credit Agricole Corporate and Investment Bank
0.06%, 2/2/15	500,000	500,000
DBS Bank Ltd.,
0.21%, 2/2/15 – 2/5/15(b)	399,500	399,497
0.22%, 4/10/15 (b)	45,050	45,032
		944,529
Total Commercial Paper (Cost $2,632,979)		2,632,979

Corporate Bonds (1.0%)

Automobiles (0.8%)
American Honda Finance Corp.,
1.45%, 2/27/15 (b)	32,295	32,320
3.50%, 3/16/15 (b)	26,370	26,473
Toyota Motor Credit Corp.,
1.00%, 2/17/15	30,720	30,729
3.20%, 6/17/15	68,301	69,015
		158,537
Domestic Banks (0.1%)
Bank of New York Company, Inc.,
1.20%, 2/20/15	14,785	14,790
2.95%, 6/18/15	2,000	2,019
		16,809
International Bank (0.1%)
Commonwealth Bank of Australia
1.25%, 9/18/15	20,000	20,092
Total Corporate Bonds (Cost $195,438)		195,438

Extendible Floating Rate Notes (6.9%)

Domestic Banks (3.9%)
JP Morgan Chase Bank NA
(Extendible Maturity Date 2/5/16)
0.36%, 3/7/19	420,000	420,000
Wells Fargo Bank NA
(Extendible Maturity Date 2/19/16)
0.34%, 3/20/19	352,000	352,000
		772,000
International Banks (3.0%)
Bank of Nova Scotia
(Extendible Maturity Date 2/26/16)
0.38%, 1/31/19	237,250	237,250

Royal Bank of Canada
(Extendible Maturity Date 2/1/16)
0.35%, 4/1/19	370,000	369,987
		607,237
Total Extendible Floating Rate Notes (Cost $1,379,237)		1,379,237

Floating Rate Notes (15.0%)

Automobiles (0.0%) (c)
Toyota Motor Credit Corp.
0.39%, 3/10/15	3,250	3,251

Domestic Banks (4.3%)
HSBC Bank USA NA,
0.26%, 7/21/15 – 7/22/15	236,500	236,500
0.27%, 8/4/15	48,250	48,250
U.S. Bank NA,
0.19%, 3/23/15 – 4/23/15	350,000	350,000
0.23%, 7/27/15	197,250	197,250
0.32%, 10/1/15	18,000	18,005
		850,005
International Banks (10.7%)
Bank of Nova Scotia,
0.26%, 8/4/15	191,000	191,000
0.42%, 3/3/15	25,000	25,003
Credit Suisse,
0.47%, 3/17/15	98,750	98,761
0.49%, 4/10/15	111,500	111,518
0.50%, 3/31/15	84,750	84,764
0.61%, 3/24/15	66,750	66,770
Rabobank Nederland NY,
0.31%, 3/24/15 – 4/7/15	467,450	467,450
Sumitomo Mitsui Banking Corp.
0.66%, 4/1/15	18,750	18,760
Toronto Dominion Bank,
0.23%, 2/6/15	360,000	360,000
0.24%, 6/8/15 – 11/6/15	213,050	213,050
0.26%, 7/22/15	223,800	223,800
Westpac Banking Corp.,
0.24%, 2/6/15 – 2/26/15	273,100	273,095
		2,133,971
Total Floating Rate Notes (Cost $2,987,227)		2,987,227

Repurchase Agreements (38.2%)
ABN Amro Securities LLC, (0.09%, dated 1/30/15, due 2/2/15; proceeds $346,003; fully collateralized by various U.S. Government agency securities, 0.75% - 5.50% due 1/12/18 - 9/1/44; valued at $356,365)	346,000	346,000
ABN Amro Securities LLC, (0.16%, dated 1/30/15, due 2/2/15; proceeds $315,004; fully collateralized by various Corporate Bonds, 0.40% - 9.38% due 2/1/15 - 12/1/44, U.S. Government agency securities, 2.50% - 5.50% due 11/1/25 - 11/1/40 and U.S. Government obligations, 2.13% - 2.38% due 3/31/16 - 1/15/19; valued at $330,703)	315,000	315,000
ABN Amro Securities LLC, (0.28%, dated 1/23/15, due 4/23/15; proceeds $108,076; fully collateralized by various Common Stocks; valued at $113,400) (Demand 2/6/15)	108,000	108,000

Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $275,414; fully collateralized by various U.S. Government agency securities, 2.00% - 5.06% due 4/1/26 - 6/20/61; valued at $283,220) (Demand 2/6/15)	275,000	275,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $100,162; fully collateralized by various U.S. Government agency securities, 0.82% - 5.50% due 12/12/17 - 1/1/45; valued at $103,060) (Demand 2/6/15)	100,000	100,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $501,784; fully collateralized by various U.S. Government agency securities, 0.88% - 6.00% due 10/26/17 - 5/20/60; valued at $515,049) (Demand 2/6/15)	500,000	500,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $7,000; fully collateralized by a U.S. Government obligation, 1.63% due 3/31/19; valued at $7,140)	7,000	7,000
Barclays Capital, Inc., (0.64%, dated 9/15/14, due 5/5/15; proceeds $144,343; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 6.00% due 4/15/15 - 3/30/43, Convertible Preferred Stocks and a Preferred Stock; valued at $155,428) (Demand 2/2/15)	143,750	143,750
BNP Paribas Securities Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $140,001; fully collateralized by various U.S. Government agency securities, 2.80% - 4.50% due 9/1/25 - 1/1/45; valued at $144,275)	140,000	140,000
BNP Paribas Securities Corp., (0.21%, dated 1/30/15, due 2/2/15; proceeds $59,501; fully collateralized by various Common Stocks and Preferred Stocks; valued at $62,476)	59,500	59,500
BNP Paribas Securities Corp., (0.31%, dated 1/30/15, due 2/2/15; proceeds $150,004; fully collateralized by various Corporate Bonds, 1.38% - 12.50% due 5/15/15 - 11/15/80 (d); valued at $158,900)	150,000	150,000
BNP Paribas Securities Corp., (0.31%, dated 1/30/15, due 2/2/15; proceeds $50,001; fully collateralized by various Convertible Bonds, 0.25% - 6.00% due 4/15/15 - 2/15/44; valued at $56,503)	50,000	50,000
BNP Paribas Securities Corp., (0.55%, dated 10/24/14, due 4/22/15; proceeds $50,138; fully collateralized by various Corporate Bonds, 4.90% - 11.88% due 7/15/15 - 1/23/45 (d); valued at $52,994) (Demand 2/6/15)	50,000	50,000
BNP Paribas Securities Corp., (0.55%, dated 10/3/14, due 4/1/15; proceeds $100,275; fully collateralized by various Corporate Bonds, 2.75% - 11.00% due 5/15/15 - 6/1/44 (d); valued at $105,777) (Demand 2/6/15)	100,000	100,000
Citibank NA, (0.07%, dated 1/28/15, due 2/4/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.75% due 7/2/15 - 4/15/52 and U.S. Government obligations, Zero Coupon - 7.50% due 2/12/15 - 11/15/44; valued at $102,857)	100,000	100,000
Credit Agricole Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $715,005; fully collateralized by various U.S. Government agency securities, 1.63% - 6.00% due 7/1/24 - 10/20/62; valued at $736,964)	715,000	715,000
Credit Suisse Securities USA, (0.19%, dated 1/30/15, due 2/2/15; proceeds $100,002; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $105,011)	100,000	100,000
Credit Suisse Securities USA, (0.56%, dated 12/3/14, due 2/2/15; proceeds $30,028; fully collateralized by a Corporate Bond, 10.00% due 12/1/22; valued at $31,805)	30,000	30,000
Credit Suisse Securities USA, (0.61%, dated 12/17/14, due 2/2/15; proceeds $34,778; fully collateralized by various Corporate Bonds, 6.13% - 9.00% due 3/15/19 - 3/15/20; valued at $36,837)	34,750	34,750
Credit Suisse Securities USA, (0.63%, dated 10/30/14, due 2/2/15; proceeds $61,102; fully collateralized by various Corporate Bonds, 4.50% - 11.75% due 6/1/18 - 1/15/24; valued at $64,660)	61,000	61,000

Credit Suisse Securities USA, (0.63%, dated 11/6/14, due 2/2/15; proceeds $30,046; fully collateralized by various Corporate Bonds, 3.88% - 10.25% due 10/1/18 - 5/1/31; valued at $31,801)	30,000	30,000
Federal Reserve Bank of New York, (0.05%, dated 1/30/15, due 2/2/15; proceeds $325,001; fully collateralized by a U.S. Government obligation, 1.75% due 5/15/22; valued at $325,177)	325,000	325,000
HSBC Securities USA, Inc., (0.16%, dated 1/30/15, due 2/2/15; proceeds $241,003; fully collateralized by various Corporate Bonds, Zero Coupon - 9.00% due 9/15/16 - 2/15/67; valued at $255,461)	241,000	241,000
HSBC Securities USA, Inc., (0.16%, dated 1/30/15, due 2/2/15; proceeds $50,001; fully collateralized by various Corporate Bonds, 5.50% - 8.88% due 4/15/16 - 6/15/68; valued at $53,003)	50,000	50,000
HSBC Securities USA, Inc., (0.26%, dated 1/30/15, due 2/2/15; proceeds $135,003; fully collateralized by various Corporate Bonds, 3.88% - 11.50% due 5/1/16 - 3/15/29; valued at $143,105)	135,000	135,000
ING Financial Markets LLC, (0.16%, dated 1/30/15, due 2/2/15; proceeds $33,000; fully collateralized by various Corporate Bonds, 2.50% - 8.75% due 1/15/16 - 9/15/40; valued at $34,653)	33,000	33,000
ING Financial Markets LLC, (0.23%, dated 11/3/14, due 2/2/15; proceeds $20,012; fully collateralized by various Corporate Bonds, Zero Coupon - 7.88% due 10/23/15 - 9/15/54; valued at $21,003)	20,000	20,000
ING Financial Markets LLC, (0.29%, dated 1/30/15, due 2/2/15; proceeds $119,253; fully collateralized by various Corporate Bonds, 5.00% - 12.75% due 12/15/16 - 4/1/22; valued at $126,409)	119,250	119,250
ING Financial Markets LLC, (0.39%, dated 11/13/14, due 2/11/15; proceeds $80,078; fully collateralized by various Corporate Bonds, 4.88% - 12.50% due 12/15/16 - 2/15/23; valued at $84,805) (Demand 2/6/15)	80,000	80,000
JP Morgan Clearing Corp., (0.51%, dated 7/24/14, due 7/17/15; proceeds $125,629; fully collateralized by various Common Stocks; valued at $130,824) (Demand 4/30/15)	125,000	125,000
JP Morgan Clearing Corp., (0.53%, dated 2/21/14, due 2/13/15; proceeds $291,533; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 5/15/15 - 6/1/38; valued at $321,433)	290,000	290,000
JP Morgan Clearing Corp., (0.60%, dated 5/23/14, due 2/13/15; proceeds $16,071; fully collateralized by various Common Stocks; valued at $17,383)	16,000	16,000
JP Morgan Securities LLC, (0.30%, dated 12/5/14, due 3/5/15; proceeds $180,135; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $189,566) (Demand 2/6/15)	180,000	180,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 1/30/15, due 2/2/15; proceeds $85,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $89,250)	85,000	85,000
Merrill Lynch Pierce Fenner & Smith, (0.54%, dated 1/21/15, due 3/6/15; proceeds $186,623; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 6.00% due 4/15/15 - 2/15/44, a Convertible Preferred Stock and Preferred Stock; valued at $202,279) (Demand 2/2/15)	186,500	186,500
Merrill Lynch Pierce Fenner & Smith, (0.54%, dated 1/29/15, due 3/6/15; proceeds $60,032; fully collateralized by various Common Stocks and Preferred Stocks; valued at $63,000) (Demand 2/2/15)	60,000	60,000
Natixis, (0.07%, dated 1/30/15, due 2/2/15; proceeds $305,002; fully collateralized by various U.S. Government obligations, 0.13% - 2.50% due 4/15/18 - 5/15/24; valued at $311,026)	305,000	305,000
Natixis, (0.09%, dated 1/30/15, due 2/2/15; proceeds $250,002; fully collateralized by a U.S. Government agency security, 4.00% due 9/1/42 and U.S. Government obligation, 2.50% due 5/15/24; valued at $255,401)	250,000	250,000

RBC Capital Markets LLC, (0.12%, dated 1/5/15, due 4/6/15; proceeds $250,076; fully collateralized by various U.S. Government agency securities, 1.31% - 5.00% due 12/1/24 - 1/20/45; valued at $257,305) (Demand 2/6/15)	250,000	250,000
RBC Capital Markets LLC, (0.27%, dated 12/17/14, due 3/17/15; proceeds $50,034; fully collateralized by various Corporate Bonds, 0.61% - 9.38% due 3/8/16 - 1/15/55; valued at $52,500) (Demand 2/6/15)	50,000	50,000
RBC Capital Markets LLC, (0.27%, dated 12/19/14, due 3/19/15; proceeds $85,057; fully collateralized by various Corporate Bonds, Zero Coupon - 9.25% due 9/15/15 - 3/15/45 (d); valued at $89,286) (Demand 2/6/15)	85,000	85,000
RBC Capital Markets LLC, (0.28%, dated 1/15/15, due 7/13/15; proceeds $27,538; fully collateralized by various Corporate Bonds, 0.56% - 7.50% due 11/6/15 - 8/15/40; valued at $28,875) (Demand 2/6/15)	27,500	27,500
RBC Capital Markets LLC, (0.29%, dated 12/8/14, due 6/8/15; proceeds $180,264; fully collateralized by various Corporate Bonds, Zero Coupon - 10.20% due 7/10/15 - 3/15/87 (d); valued at $188,980) (Demand 2/6/15)	180,000	180,000
RBC Capital Markets LLC, (0.33%, dated 12/15/14, due 3/16/15; proceeds $89,575; fully collateralized by various Corporate Bonds, 3.38% - 11.50% due 12/1/15 - 4/15/40; valued at $94,832) (Demand 2/6/15)	89,500	89,500
RBC Capital Markets LLC, (0.35%, dated 10/9/14, due 2/5/15; proceeds $75,587; fully collateralized by various Corporate Bonds, 3.50% - 12.00% due 3/15/16 - 4/15/40 (d); valued at $80,030)	75,500	75,500
RBC Capital Markets LLC, (0.35%, dated 12/4/14, due 3/4/15; proceeds $80,070; fully collateralized by various Corporate Bonds, 4.25% - 11.00% due 6/26/15 - 4/15/40 (d); valued at $84,795)	80,000	80,000
RBC Capital Markets LLC, (0.37%, dated 1/15/15, due 7/13/15; proceeds $27,551; fully collateralized by various Corporate Bonds, 2.00% - 9.00% due 3/15/16 - 8/1/33; valued at $29,150) (Demand 2/6/15)	27,500	27,500
Scotia Capital USA, Inc., (0.26%, dated 1/30/15, due 2/2/15; proceeds $260,006; fully collateralized by various Corporate Bonds, 2.30% - 9.75% due 2/12/15 - 6/15/21; valued at $275,612)	260,000	260,000
SG Americas Securities, (0.28%, dated 1/30/15, due 2/2/15; proceeds $98,002; fully collateralized by various Corporate Bonds, 5.10% - 11.38% due 3/1/18 - 3/28/73; valued at $103,145)	98,000	98,000
Wells Fargo Bank NA, (0.07%, dated 1/30/15, due 2/2/15; proceeds $25,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 2/9/15 - 4/1/36; valued at $25,541)	25,000	25,000
Wells Fargo Securities LLC, (0.07%, dated 1/29/15, due 2/5/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.00% due 6/30/15 - 7/15/32; valued at $101,849)	100,000	100,000
Wells Fargo Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $25,000; fully collateralized by a U.S. Government agency security, 3.00% due 10/20/42 and U.S. Government obligation, 3.38% due 5/15/44; valued at $25,546)	25,000	25,000
Wells Fargo Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $25,000; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $25,483)	25,000	25,000
Wells Fargo Securities LLC, (0.28%, dated 1/26/15, due 2/2/15; proceeds $270,015; fully collateralized by various Corporate Bonds, 0.57% - 8.25% due 2/1/15 - 11/15/67; valued at $283,500)	270,000	270,000

Wells Fargo Securities LLC, (0.50%, dated 12/2/14, due 3/2/15; proceeds $60,075; fully collateralized by various Corporate Bonds, 3.88% - 9.63% due 2/15/15 - 9/15/27 (d); valued at $63,600)	60,000	60,000
Total Repurchase Agreements (Cost $7,643,750)		7,643,750

Tax-Exempt Instruments (0.7%)

Closed-End Investment Companies (0.5%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2
0.10%, 12/1/40 (b)	15,000	15,000
Nuveen California Dividend Advantage Municipal Fund,
VRDP Ser 2 (AMT)
0.09%, 12/1/40 (b)	14,500	14,500
VRDP Ser 4 (AMT)
0.10%, 12/1/42 (b)	24,000	24,000
Nuveen New Jersey Dividend Advantage Municipal Fund, (AMT)
0.12%, 8/3/43 (b)	5,000	5,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.11%, 5/1/41 (b)	35,000	35,000
		93,500
Weekly Variable Rate Bonds (0.2%)
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.13%, 10/1/36	30,900	30,900
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.16%, 7/1/38	3,645	3,645
Residential Housing Finance 2007 Ser T (Taxable)
0.16%, 7/1/48	12,235	12,235
		46,780
Total Tax-Exempt Instruments (Cost $140,280)		140,280

Time Deposit (0.4%)

Domestic Bank (0.4%)
Lloyds Bank PLC (New York Branch)
0.05%, 2/2/15 (Cost $80,000)	80,000	80,000

U.S. Agency Securities (2.4%)
Federal Home Loan Bank,
0.09%, 2/6/15	380,000	379,996
0.15%, 2/20/15	107,000	106,992
Total U.S. Agency Securities (Cost $486,988)		486,988
Total Investments (100.0%) (Cost $19,986,398)		19,986,398
Liabilities in Excess of Other Assets (-0.0%) (c)		(2,446)
Net Assets (100.0%)		$19,983,952

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Amount is less than 0.05%.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2015.

AMT	Alternative Minimum Tax.

VRDP	Variable Rate Demand Preferred.

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (67.4%)
ABN Amro Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $150,001; fully collateralized by various U.S. Government obligations, 0.13% - 2.38% due 10/31/15 - 5/15/23; valued at $152,828)	$150,000	$150,000
ABN Amro Securities LLC, (0.08%, dated 1/30/15, due 2/2/15; proceeds $100,001; fully collateralized by a U.S. Government agency security, 0.63% due 11/23/16 and U.S. Government obligations, 2.13% - 2.38% due 3/31/16 - 1/15/19; valued at $102,026)	100,000	100,000
ABN Amro Securities LLC, (0.09%, dated 1/30/15, due 2/2/15; proceeds $725,005; fully collateralized by various U.S. Government agency securities, 0.63% - 6.50% due 11/23/16 - 5/20/62; valued at $746,438)	725,000	725,000
Bank of Montreal, (0.06%, dated 1/30/15, due 2/2/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.00% due 2/19/15 - 5/15/42; valued at $51,000)	50,000	50,000
Bank of Montreal, (0.07%, dated 1/30/15, due 2/2/15; proceeds $55,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.38% due 5/18/16 - 4/1/41 and U.S. Government obligations, Zero Coupon - 0.75% due 3/5/15 - 6/30/17; valued at $56,264)	55,000	55,000
Bank of Montreal, (0.08%, dated 1/20/15, due 2/19/15; proceeds $100,007; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 5/1/18 - 1/20/45 and U.S. Government obligations, Zero Coupon - 0.75% due 1/7/16 - 10/31/17; valued at $102,884) (Demand 2/6/15)	100,000	100,000
Bank of Montreal, (0.08%, dated 1/30/15, due 2/2/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 1.63% - 6.50% due 10/26/15 - 4/1/43 and U.S. Government obligations, Zero Coupon - 0.50% due 2/12/15 - 7/31/17; valued at $102,946)	100,000	100,000
Bank of Montreal, (0.08%, dated 1/30/15, due 2/2/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 9/1/25 - 7/1/43 and U.S. Government obligations, Zero Coupon - 4.50% due 3/5/15 - 11/15/43; valued at $102,702)	100,000	100,000
Bank of Montreal, (0.10%, dated 12/15/14, due 2/13/15; proceeds $100,017; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.75% due 7/2/15 - 1/1/43; valued at $102,306) (Demand 2/6/15)	100,000	100,000
Bank of Montreal, (0.11%, dated 12/10/14, due 2/5/15; proceeds $200,035; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 8/1/20 - 1/20/45; valued at $205,921)	200,000	200,000
Bank of Montreal, (0.11%, dated 12/15/14, due 2/13/15; proceeds $150,028; fully collateralized by various U.S. Government agency securities, 0.50% - 6.50% due 1/27/17 - 9/1/43; valued at $154,383) (Demand 2/6/15)	150,000	150,000
Bank of Nova Scotia, (0.06%, dated 1/30/15, due 2/2/15; proceeds $75,000; fully collateralized by a U.S. Government obligation, Zero Coupon due 7/30/15; valued at $76,500)	75,000	75,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $87,141; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 3/1/18 - 2/1/45; valued at $89,579) (Demand 2/6/15)	87,000	87,000

Bank of Nova Scotia, (0.22%, dated 9/8/14, due 9/8/15; proceeds $435,970; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/1/25 - 4/20/62; valued at $447,857) (Demand 2/6/15)	435,000	435,000
Bank of Nova Scotia, (0.23%, dated 8/4/14, due 8/4/15; proceeds $362,844; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 3/27/15 - 4/20/62 and a U.S. Government obligation, 2.00% due 2/15/22; valued at $372,614) (Demand 2/6/15)	362,000	362,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $456,623; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 1/1/26 - 6/20/61; valued at $468,627) (Demand 2/6/15)	455,000	455,000
Bank of Nova Scotia, (0.35%, dated 1/5/15, due 1/5/16; proceeds $401,419; fully collateralized by various U.S. Government agency securities, 2.07% - 5.50% due 2/1/26 - 4/20/62 and a U.S. Government obligation, 2.00% due 2/15/22; valued at $411,808) (Demand 2/6/15)	400,000	400,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 4.63% due 2/15/40; valued at $51,032)	50,000	50,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $67,000; fully collateralized by a U.S. Government obligation, 4.63% due 2/15/40; valued at $68,380)	67,000	67,000
BNP Paribas Securities Corp., (0.04%, dated 1/30/15, due 2/2/15; proceeds $200,001; fully collateralized by various U.S. Government obligations, 0.25% - 1.50% due 5/31/15 - 12/31/18; valued at $204,411)	200,000	200,000
BNP Paribas Securities Corp., (0.06%, dated 1/30/15, due 2/2/15; proceeds $200,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.25% due 2/19/15 - 2/15/44; valued at $203,784)	200,000	200,000
BNP Paribas Securities Corp., (0.06%, dated 1/30/15, due 2/2/15; proceeds $275,001; fully collateralized by various U.S. Government obligations, 3.38% - 6.13% due 11/15/27 - 5/15/44; valued at $280,495)	275,000	275,000
BNP Paribas Securities Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $248,002; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 12/1/42 - 1/20/45; valued at $255,522)	248,000	248,000
BNP Paribas Securities Corp., (0.10%, dated 11/24/14, due 2/23/15; proceeds $275,070; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 1/1/41 - 1/1/45; valued at $283,187) (Demand 2/6/15)	275,000	275,000
Citibank NA, (0.07%, dated 1/28/15, due 2/4/15; proceeds $400,005; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.50% due 2/5/15 - 1/1/49 and U.S. Government obligations, Zero Coupon - 8.88% due 2/12/15 - 11/15/43; valued at $411,382)	400,000	400,000
Citigroup Global Markets, Inc., (0.05%, dated 1/29/15, due 2/5/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 1.38% due 1/31/20; valued at $51,045)	50,000	50,000
Credit Agricole Corp., (0.05%, dated 1/30/15, due 2/2/15; proceeds $320,001; fully collateralized by various U.S. Government obligations, 0.13% - 1.50% due 12/31/18 - 7/15/22; valued at $327,189)	320,000	320,000
Credit Agricole Corp., (0.08%, dated 1/30/15, due 2/2/15; proceeds $358,302; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 7/1/27 - 3/1/43; valued at $369,092)	358,300	358,300

Credit Suisse Securities USA, (0.07%, dated 1/30/15, due 2/2/15; proceeds $300,002; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 2/1/28 - 9/1/43; valued at $309,003)	300,000	300,000
Credit Suisse Securities USA, (0.11%, dated 10/7/14, due 2/2/15; proceeds $100,036; fully collateralized by a U.S. Government agency security, 4.00% due 1/1/41; valued at $103,000)	100,000	100,000
Credit Suisse Securities USA, (0.12%, dated 11/17/14, due 2/12/15; proceeds $250,073; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 2/1/28 - 1/1/41; valued at $257,501)	250,000	250,000
Credit Suisse Securities USA, (0.13%, dated 10/22/14, due 2/23/15; proceeds $350,157; fully collateralized by various U.S. Government agency securities, 4.00% - 6.00% due 9/1/39 - 1/1/45; valued at $360,501)	350,000	350,000
Federal Reserve Bank of New York, (0.05%, dated 1/30/15, due 2/2/15; proceeds $4,825,020; fully collateralized by various U.S. Government obligations, 1.63% - 4.75% due 8/15/18 - 2/15/41; valued at $4,814,333)	4,825,000	4,825,000
HSBC Securities USA, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $250,001; fully collateralized by a U.S. Government obligation, 4.38% due 11/15/39; valued at $255,006)	250,000	250,000
ING Financial Markets LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $10,000; fully collateralized by a U.S. Government agency security, 4.50% due 6/1/41; valued at $10,303)	10,000	10,000
ING Financial Markets LLC, (0.08%, dated 10/1/14, due 2/2/15; proceeds $680,187; fully collateralized by various U.S. Government agency securities, 1.17% - 5.82% due 5/1/19 - 1/1/45; valued at $700,400)	680,000	680,000
ING Financial Markets LLC, (0.09%, dated 1/9/15, due 2/9/15; proceeds $300,023; fully collateralized by various U.S. Government agency securities, 1.79% - 3.72% due 5/1/20 - 5/1/44; valued at $309,001) (Demand 2/6/15)	300,000	300,000
ING Financial Markets LLC, (0.11%, dated 10/15/14, due 4/13/15; proceeds $100,055; fully collateralized by various U.S. Government agency securities, 2.03% - 3.40% due 10/1/33 - 8/1/45; valued at $103,000) (Demand 2/6/15)	100,000	100,000
ING Financial Markets LLC, (0.11%, dated 10/27/14, due 4/24/15; proceeds $125,068; fully collateralized by various U.S. Government agency securities, 1.37% - 2.57% due 5/1/29 - 8/1/45; valued at $128,750) (Demand 2/6/15)	125,000	125,000
ING Financial Markets LLC, (0.11%, dated 11/18/14, due 2/17/15; proceeds $325,090; fully collateralized by various U.S. Government agency securities, 1.87% - 4.30% due 7/1/33 - 9/1/43; valued at $334,752) (Demand 2/6/15)	325,000	325,000
ING Financial Markets LLC, (0.12%, dated 11/12/14, due 5/11/15; proceeds $415,249; fully collateralized by various U.S. Government agency securities, 1.31% - 6.11% due 11/1/24 - 11/1/44; valued at $427,451) (Demand 2/6/15)	415,000	415,000
ING Financial Markets LLC, (0.12%, dated 11/18/14, due 2/17/15; proceeds $50,015; fully collateralized by various U.S. Government agency securities, 2.03% - 3.98% due 1/1/36 - 12/1/40; valued at $51,500)	50,000	50,000
ING Financial Markets LLC, (0.14%, dated 11/21/14, due 5/20/15; proceeds $500,350; fully collateralized by various U.S. Government agency securities, 1.31% - 6.26% due 11/1/24 - 8/1/46; valued at $515,001) (Demand 2/6/15)	500,000	500,000
Natixis, (0.07%, dated 1/30/15, due 2/2/15; proceeds $725,004; fully collateralized by various U.S. Government obligations, 0.13% - 2.75% due 4/15/17 - 7/15/21; valued at $739,837)	725,000	725,000

Natixis, (0.09%, dated 1/30/15, due 2/2/15; proceeds $250,002; fully collateralized by various U.S. Government agency securities, 2.15% - 6.00% due 7/1/23 - 12/1/44 and a U.S. Government obligation, 2.50% due 5/15/24; valued at $256,635)	250,000	250,000
RBC Capital Markets LLC, (0.11%, dated 11/4/14, due 3/4/15; proceeds $420,154; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 8/1/18 - 1/20/45; valued at $432,731) (Demand 2/6/15)	420,000	420,000
RBC Capital Markets LLC, (0.11%, dated 1/9/15, due 4/6/15; proceeds $300,080; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 9/1/26 - 1/20/45; valued at $308,911) (Demand 2/6/15)	300,000	300,000
RBC Capital Markets LLC, (0.11%, dated 1/16/15, due 4/16/15; proceeds $267,073; fully collateralized by various U.S. Government agency securities, 2.13% - 6.00% due 9/1/23 - 1/20/45; valued at $275,054) (Demand 2/6/15)	267,000	267,000
RBC Capital Markets LLC, (0.12%, dated 8/11/14, due 2/6/15; proceeds $475,283; fully collateralized by various U.S. Government agency securities, 1.88% - 5.50% due 5/1/16 - 1/20/45; valued at $489,265)	475,000	475,000
RBC Capital Markets LLC, (0.12%, dated 1/5/15, due 4/6/15; proceeds $250,076; fully collateralized by various U.S. Government agency securities, 2.19% - 6.00% due 12/1/24 - 2/1/45; valued at $257,430) (Demand 2/6/15)	250,000	250,000
Societe Generale, (0.05%, dated 1/28/15, due 2/4/15; proceeds $250,002; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 1/15/17 - 5/15/44; valued at $254,553)	250,000	250,000
Societe Generale, (0.05%, dated 1/29/15, due 2/5/15; proceeds $700,007; fully collateralized by various U.S. Government obligations, 0.13% - 8.50% due 3/31/15 - 2/15/40; valued at $714,344)	700,000	700,000
Societe Generale, (0.06%, dated 1/27/15, due 2/3/15; proceeds $50,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 5.38% due 12/15/16 - 8/15/43; valued at $51,024)	50,000	50,000
Societe Generale, (0.06%, dated 1/30/15, due 2/2/15; proceeds $125,001; fully collateralized by various U.S. Government obligations, 0.13% - 1.25% due 4/15/18 - 7/15/20; valued at $127,552)	125,000	125,000
Societe Generale, (0.07%, dated 1/30/15, due 2/6/15; proceeds $50,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.63% due 3/5/15 - 2/15/31; valued at $50,992)	50,000	50,000
Societe Generale, (0.08%, dated 1/30/15, due 2/2/15; proceeds $20,000; fully collateralized by various U.S. Government agency securities, 1.82% - 2.33% due 12/1/34 - 12/1/42; valued at $20,600)	20,000	20,000
Societe Generale, (0.08%, dated 1/30/15, due 2/2/15; proceeds $300,002; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.50% due 2/1/21 - 1/1/45; valued at $308,972)	300,000	300,000
TD Securities USA LLC, (0.07%, dated 1/27/15, due 2/3/15; proceeds $250,003; fully collateralized by various U.S. Government agency securities, 0.15% - 7.25% due 9/11/15 - 12/15/42 and U.S. Government obligations, Zero Coupon - 4.50% due 1/31/15 - 2/15/44; valued at $254,690)	250,000	250,000
TD Securities USA LLC, (0.08%, dated 1/28/15, due 2/4/15; proceeds $150,002; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 10/1/29 - 12/1/44 and a U.S. Government obligation, 4.50% due 2/15/16; valued at $154,825)	150,000	150,000
TD Securities USA LLC, (0.08%, dated 1/30/15, due 2/6/15; proceeds $258,004; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 4/1/26 - 12/1/44; valued at $266,268)	258,000	258,000

Wells Fargo Bank NA, (0.07%, dated 1/30/15, due 2/2/15; proceeds $875,005; fully collateralized by various U.S. Government agency securities, Zero Coupon - 8.43% due 2/13/15 - 8/1/44; valued at $893,571)	875,000	875,000
Wells Fargo Securities LLC, (0.07%, dated 1/28/15, due 2/4/15; proceeds $155,002; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.75% due 8/19/15 - 1/15/48; valued at $158,250)	155,000	155,000
Wells Fargo Securities LLC, (0.07%, dated 1/29/15, due 2/5/15; proceeds $655,009; fully collateralized by various U.S. Government agency securities, Zero Coupon - 4.50% due 12/1/34 - 1/20/45; valued at $674,643)	655,000	655,000
Wells Fargo Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $75,000; fully collateralized by a U.S. Government agency security, 0.75% due 1/6/17; valued at $76,538)	75,000	75,000
Wells Fargo Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $75,000; fully collateralized by a U.S. Government agency security, 3.50% due 10/20/42 and various U.S. Government obligations, 2.38% - 3.38% due 8/15/24 - 5/15/44; valued at $76,567)	75,000	75,000
Wells Fargo Securities LLC, (0.09%, dated 1/29/15, due 4/29/15; proceeds $196,044; fully collateralized by a U.S. Government agency security, 3.50% due 12/1/44; valued at $201,539)	196,000	196,000
Wells Fargo Securities LLC, (0.10%, dated 11/5/14, due 2/3/15; proceeds $225,056; fully collateralized by various U.S. Government agency securities, 3.50% due 12/1/44 - 1/1/45; valued at $231,619)	225,000	225,000
Wells Fargo Securities LLC, (0.11%, dated 11/12/14, due 2/10/15; proceeds $175,048; fully collateralized by a U.S. Government agency security, 3.50% due 12/1/44; valued at $180,481)	175,000	175,000
Wells Fargo Securities LLC, (0.11%, dated 1/22/15, due 4/22/15; proceeds $350,096; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.00% due 4/16/15 - 8/15/42; valued at $356,910)	350,000	350,000
Wells Fargo Securities LLC, (0.13%, dated 12/3/14, due 3/3/15; proceeds $50,016; fully collateralized by various U.S. Government obligations, 2.38% - 3.75% due 5/31/18 - 11/15/18; valued at $50,974)	50,000	50,000
Wells Fargo Securities LLC, (0.13%, dated 12/16/14, due 3/16/15; proceeds $100,033; fully collateralized by various U.S. Government agency securities, Zero Coupon - 2.38% due 5/1/15 - 12/13/19; valued at $101,936)	100,000	100,000
Total Repurchase Agreements (Cost $22,438,300)		22,438,300

U.S. Agency Securities (31.8%)
Federal Farm Credit Bank,
0.12%, 8/21/15 (a)	165,250	165,239
0.13%, 10/23/15 – 4/6/16(a)	387,250	387,212
Federal Home Loan Bank,
0.07%, 4/29/15	150,000	149,989
0.08%, 2/6/15 (b)	210,000	209,998
0.09%, 2/6/15 – 3/18/15(b)	920,800	920,750
0.10%, 2/13/15 – 4/21/15(b)	1,174,685	1,174,515
0.11%, 4/17/15 (b)	350,000	349,923
0.12%, 2/23/15 – 12/22/15(a)	1,870,000	1,869,764
0.13%, 2/17/15 – 2/18/16(a)	2,408,900	2,408,804
0.14%, 9/17/15 – 12/24/15(a)	583,000	582,942
0.14%, 4/22/15 (b)	98,000	97,970
0.15%, 4/6/15 (b)	89,000	88,977
0.15%, 10/15/15 (a)	250,000	249,998

0.17%, 2/12/15	38,930	38,931
0.17%, 10/23/15 (a)	129,000	129,029
0.18%, 3/20/15 (b)	100,000	99,977
Federal Home Loan Mortgage Corporation,
0.13%, 2/18/16 (a)	467,000	466,926
0.15%, 6/15/16 (a)	375,000	374,922
0.16%, 7/21/16 (a)	809,000	808,878
Federal National Mortgage Association
0.14%, 2/27/15 (a)	6,000	6,000
Total U.S. Agency Securities (Cost $10,580,744)		10,580,744
Total Investments (99.2%) (Cost $33,019,044)		33,019,044
Other Assets in Excess of Liabilities (0.8%)		255,544
Net Assets (100.0%)		$33,274,588

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (69.0%)
Federal Home Loan Bank,
0.05%, 2/3/15 – 2/4/15(a)	$2,800	$2,800
0.06%, 2/4/15 – 2/13/15(a)	14,738	14,738
0.07%, 2/4/15 – 3/3/15(a)	6,953	6,953
0.08%, 3/3/15 – 3/6/15(a)	1,675	1,675
0.09%, 2/12/15 (a)	500	500
0.10%, 2/4/15 – 3/4/15(a)	6,849	6,849
0.11%, 3/3/15 (a)	475	475
0.12%, 2/4/15 – 4/17/15(a)	1,200	1,199
2.75%, 3/13/15	1,695	1,700
Total U.S. Agency Securities (Cost $36,889)		36,889

U.S. Treasury Securities (28.0%)
U.S. Treasury Bill
0.01%, 2/5/15 (b)	6,000	6,000
U.S. Treasury Note
2.25%, 1/31/15	9,000	9,000
Total U.S. Treasury Securities (Cost $15,000)		15,000
Total Investments (97.0%) (Cost $51,889)		51,889
Other Assets in Excess of Liabilities (3.0%)		1,589
Net Assets (100.0%)		$53,478

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Rate shown is the yield to maturity at January 31, 2015.

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (82.4%)
ABN Amro Securities LLC, (0.07%, dated 1/30/15, due 2/2/15; proceeds $150,001; fully collateralized by various U.S. Government obligations, 0.13% - 4.50% due 10/31/15 - 5/15/23; valued at $152,956)	$150,000	$150,000
Bank of Montreal, (0.06%, dated 1/30/15, due 2/2/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 7.50% due 2/5/15 - 11/15/43; valued at $50,979)	50,000	50,000
Bank of Montreal, (0.08%, dated 12/15/14, due 2/13/15; proceeds $50,007; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.75% due 7/15/15 - 11/15/43; valued at $50,977)	50,000	50,000
Bank of Nova Scotia, (0.06%, dated 1/30/15, due 2/2/15; proceeds $75,000; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.88% due 7/30/15 - 5/15/43; valued at $76,538)	75,000	75,000
Bank of Nova Scotia, (0.15%, dated 9/8/14, due 9/8/15; proceeds $500,760; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 2/5/15 - 8/15/44; valued at $510,062) (Demand 2/6/15)	500,000	500,000
Bank of Nova Scotia, (0.17%, dated 8/26/14, due 8/26/15; proceeds $200,345; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.75% due 2/28/15 - 8/15/44; valued at $203,957) (Demand 2/6/15)	200,000	200,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $60,000; fully collateralized by a U.S. Government obligation, 4.63% due 2/15/40; valued at $61,178)	60,000	60,000
Barclays Capital, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $75,000; fully collateralized by various U.S. Government obligations, 2.25% - 4.63% due 4/30/21 - 2/15/40; valued at $76,467)	75,000	75,000
BNP Paribas Securities Corp., (0.06%, dated 1/22/15, due 2/20/15; proceeds $175,008; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.38% due 2/15/16 - 5/15/44; valued at $178,454) (Demand 2/6/15)	175,000	175,000
BNP Paribas Securities Corp., (0.06%, dated 1/30/15, due 2/2/15; proceeds $300,002; fully collateralized by various U.S. Government obligations, 0.63% - 6.13% due 9/30/16 - 2/15/44; valued at $305,720)	300,000	300,000
BNP Paribas Securities Corp., (0.07%, dated 1/12/15, due 4/10/15; proceeds $500,086; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.25% due 2/15/17 - 5/15/44; valued at $510,392) (Demand 2/6/15)	500,000	500,000
BNP Paribas Securities Corp., (0.07%, dated 1/20/15, due 4/20/15; proceeds $250,044; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.63% due 2/15/15 - 8/15/44; valued at $254,911) (Demand 2/6/15)	250,000	250,000
Citigroup Global Markets, Inc., (0.05%, dated 1/29/15, due 2/5/15; proceeds $450,004; fully collateralized by various U.S. Government obligations, Zero Coupon - 9.88% due 5/28/15 - 11/15/44; valued at $458,149)	450,000	450,000
Credit Agricole Corp., (0.05%, dated 1/30/15, due 2/2/15; proceeds $580,002; fully collateralized by various U.S. Government obligations, 1.25% - 2.75% due 7/15/20 - 2/15/24; valued at $592,176)	580,000	580,000
Federal Reserve Bank of New York, (0.05%, dated 1/30/15, due 2/2/15; proceeds $5,200,022; fully collateralized by various U.S. Government obligations, 1.50% - 4.75% due 8/15/18 - 8/15/42; valued at $5,199,891)	5,200,000	5,200,000

HSBC Securities USA, Inc., (0.05%, dated 1/30/15, due 2/2/15; proceeds $250,001; fully collateralized by various U.S. Government obligations, 1.50% - 4.38% due 5/31/19 - 11/15/39; valued at $255,002)	250,000	250,000
JP Morgan Securities LLC, (0.06%, dated 1/30/15, due 2/2/15; proceeds $25,000; fully collateralized by various U.S. Government obligations, 0.25% - 2.13% due 9/30/15 - 8/15/21; valued at $25,502)	25,000	25,000
Merrill Lynch Pierce Fenner & Smith, (0.05%, dated 1/30/15, due 2/2/15; proceeds $105,000; fully collateralized by various U.S. Government obligations, 2.25% - 3.13% due 3/31/21 - 5/15/21; valued at $107,032)	105,000	105,000
Natixis, (0.07%, dated 1/30/15, due 2/2/15; proceeds $925,005; fully collateralized by various U.S. Government obligations, 0.13% - 2.38% due 4/15/17 - 1/15/27; valued at $942,881)	925,000	925,000
Societe Generale, (0.05%, dated 1/28/15, due 2/4/15; proceeds $750,007; fully collateralized by various U.S. Government obligations, 0.25% - 8.50% due 9/30/15 - 2/15/44; valued at $765,082)	750,000	750,000
Societe Generale, (0.05%, dated 1/29/15, due 2/5/15; proceeds $300,003; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.13% due 2/5/15 - 2/15/40; valued at $306,279)	300,000	300,000
Societe Generale, (0.06%, dated 1/27/15, due 2/3/15; proceeds $200,002; fully collateralized by various U.S. Government obligations, 1.50% - 2.00% due 11/30/19 - 2/15/22; valued at $204,315)	200,000	200,000
Societe Generale, (0.06%, dated 1/30/15, due 2/2/15; proceeds $125,001; fully collateralized by a U.S. Government obligation, 1.25% due 7/15/20; valued at $127,061)	125,000	125,000
Societe Generale, (0.07%, dated 1/30/15, due 2/6/15; proceeds $200,003; fully collateralized by various U.S. Government obligations, 0.13% - 0.63% due 4/15/18 - 7/15/21; valued at $204,459)	200,000	200,000
Wells Fargo Securities LLC, (0.06%, dated 1/30/15, due 2/2/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 1.25% due 10/31/15; valued at $50,958)	50,000	50,000
Wells Fargo Securities LLC, (0.06%, dated 1/30/15, due 2/2/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 2.38% due 8/15/24; valued at $51,019)	50,000	50,000
Wells Fargo Securities LLC, (0.06%, dated 1/30/15, due 2/6/15; proceeds $200,002; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.00% due 2/5/15 - 8/15/44; valued at $204,003)	200,000	200,000
Wells Fargo Securities LLC, (0.08%, dated 1/28/15, due 4/28/15; proceeds $165,033; fully collateralized by various U.S. Government obligations, 2.13% - 3.38% due 1/31/15 - 5/15/44; valued at $168,415)	165,000	165,000
Wells Fargo Securities LLC, (0.09%, dated 11/12/14, due 2/10/15; proceeds $75,017; fully collateralized by a U.S. Government obligation, 2.00% due 7/31/20; valued at $76,530)	75,000	75,000
Wells Fargo Securities LLC, (0.09%, dated 12/23/14, due 3/23/15; proceeds $65,015; fully collateralized by a U.S. Government obligation, 2.38% due 5/31/18; valued at $66,251)	65,000	65,000
Wells Fargo Securities LLC, (0.11%, dated 11/18/14, due 2/17/15; proceeds $250,070; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.50% due 1/31/15 - 2/15/41; valued at $254,822)	250,000	250,000
Total Repurchase Agreements (Cost $12,350,000)		12,350,000

U.S. Treasury Securities (17.5%)
U.S. Treasury Bill
0.16%, 6/25/15 (a)	270,000	269,833

U.S. Treasury Bond
11.25%, 2/15/15	37,000	37,146
U.S. Treasury Notes,
0.07%, 1/31/16 – 10/31/16 (b)	700,500	700,314
0.09%, 4/30/16 (b)	60,000	60,002
0.13%, 4/30/15	262,000	262,035
0.25%, 2/28/15 – 5/15/15	535,000	535,202
0.38%, 4/15/15	125,000	125,076
1.88%, 6/30/15	140,000	141,015
2.25%, 1/31/15	250,000	250,000
2.50%, 3/31/15 – 4/30/15	216,000	216,904
4.00%, 2/15/15	25,000	25,035
Total U.S. Treasury Securities (Cost $2,622,562)		2,622,562
Total Investments (99.9%) (Cost $14,972,562)		14,972,562
Other Assets in Excess of Liabilities (0.1%)		8,965
Net Assets (100.0%)		$14,981,527

(a)	Rate shown is the yield to maturity at January 31, 2015.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (95.7%)
U.S. Treasury Bills,
0.01%, 2/5/15 – 2/19/15 (a)	$2,034,000	$2,033,998
0.02%, 2/12/15 – 2/26/15 (a)	2,350,000	2,349,981
0.06%, 3/26/15 (a)	200,000	199,984
0.16%, 6/25/15 (a)	75,000	74,954
U.S. Treasury Bond
1.25%, 2/15/15	50,000	50,198
U.S. Treasury Notes,
0.07%, 1/31/16 – 10/31/16(b)	334,500	334,422
0.09%, 4/30/16 (b)	20,000	20,001
0.13%, 4/30/15	175,000	175,024
0.25%, 2/28/15 – 5/15/15	737,000	737,151
0.38%, 4/15/15	255,000	255,160
1.88%, 6/30/15	50,000	50,363
2.25%, 1/31/15	809,000	809,000
2.38%, 2/28/15	143,000	143,239
2.50%, 3/31/15 – 4/30/15	328,000	329,441
4.00%, 2/15/15	65,000	65,091
Total Investments (95.7%) (Cost $7,628,007)		7,628,007
Other Assets in Excess of Liabilities (4.3%)		340,111
Net Assets (100.0%)		$7,968,118

(a)	Rate shown is the yield to maturity at January 31, 2015.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (99.9%)

Weekly Variable Rate Bonds (55.1%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.01%, 6/1/41	$2,500	$2,500
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.02%, 4/1/38	9,780	9,780
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.01%, 5/15/34	6,800	6,800
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461
0.07%, 6/26/15 (a)	2,000	2,000
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.02%, 8/1/40	7,970	7,970
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A
0.03%, 5/15/38 (a)	4,125	4,125
Massachusetts Water Resources Authority, Gen Ser 2008 A-2
0.02%, 8/1/37	2,210	2,210
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.02%, 5/1/41	5,975	5,975
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.02%, 5/1/41	7,225	7,225
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.02%, 8/1/23	2,900	2,900
North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-2
0.02%, 10/1/36	8,600	8,600
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.01%, 11/1/38	2,800	2,800
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16
0.02%, 12/1/17 (a)	2,025	2,025
Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE
0.07%, 7/3/17 (a)	5,000	5,000
University of Massachusetts Building Authority, Senior Ser 2011-1
0.01%, 11/1/34	5,360	5,360
University of Texas Regents,
Financing System Ser 2008 B
0.01%, 8/1/39	4,800	4,800
Permanent University Fund Ser 2008 A
0.01%, 7/1/37	3,370	3,370
Wells Fargo Stage Trust, UT, Riverton IHC Health Services Inc Ser 2012 A Stage Trust Ser 2012-33C
0.03%, 5/15/39 (a)	1,990	1,990
		85,430
Daily Variable Rate Bonds (25.6%)
East Baton Rouge Parish, LA, Exxon Mobil Corporation Ser 2010 B
0.01%, 12/1/40	2,000	2,000

Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012
0.02%, 11/1/41	4,800	4,800
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459
0.04%, 6/26/15 (a)	5,700	5,700
Mississippi Business Finance Corporation, Chevron USA Ser 2010 K
0.02%, 11/1/35	4,000	4,000
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3
0.01%, 6/15/25	6,600	6,600
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2014 Ser D Subser D-3
0.02%, 2/1/44	3,000	3,000
New York City, NY,
Fiscal 2012 Subser G-6
0.01%, 4/1/42	11,000	11,000
Fiscal 2013 Ser F Subser F-3
0.01%, 3/1/42	2,600	2,600
		39,700
Put Option Bonds (10.9%)
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.14%, 4/1/51 (b)	1,400	1,400
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460
0.12%, 6/26/15 (a)(b)	2,000	2,000
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410
0.07%, 8/1/18 (a)(b)	1,990	1,990
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.17%, 2/1/46 (b)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.17%, 2/1/46 (b)	1,300	1,300
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.14%, 11/1/34 (b)	2,000	2,000
Sentara Healthcare Window Ser 2010 C
0.14%, 11/1/34 (b)	2,000	2,000
Sentara Healthcare Window Ser 2012 A
0.10%, 11/1/34 (b)	1,040	1,040
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.13%, 10/1/27 (b)	1,000	1,000
Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1
0.10%, 11/15/44 (b)	1,000	1,000
Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A
0.13%, 11/1/35 (a)(b)	1,040	1,040
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.11%, 11/1/34 (b)	1,190	1,190
		16,960
Municipal Bonds & Notes (5.1%)
Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs
1.00%, 12/1/15	500	502

Maryland,
State & Local Facilities Loan 1st Ser 2008
5.00%, 3/1/15	475	477
State & Local Facilities Loan 3rd Ser 2009
5.00%, 11/1/15	250	259
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2014
1.00%, 12/1/15	500	503
Montgomery County, MD, 2013 Ser A
4.00%, 11/1/15	325	334
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2005 Ser A Subser A
5.00%, 11/1/15	350	362
Future Tax Fiscal 2006 Ser A Senior Subser A
4.00%, 11/1/15	500	514
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion
1.00%, 3/1/15	1,000	1,000
Texas,
Ser 2008 C
5.25%, 8/1/15	430	441
Ser 2014 TRANs
1.50%, 8/31/15	2,000	2,016
Texas Public Finance Authority, General Obligation Ser 2008
5.00%, 10/1/15	260	268
Texas Transportation Commission, Mobility Fund Ser 2008
5.00%, 4/1/15	615	620
University of Texas Regents, Financing System Ser 2012 A
5.00%, 8/15/15	500	513
		7,809
Commercial Paper (c) (3.2%)
San Antonio, TX,
Electric & Gas Systems Ser B
0.07%, 2/12/15	2,000	2,000
Water System Ser 2012 A
0.05%, 2/6/15	3,000	3,000
		5,000
Total Investments (99.9%) (Cost $154,899)		154,899
Other Assets in Excess of Liabilities (0.1%)		211
Net Assets (100.0%)		$155,110

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.
(c)	The rates shown are the effective yields at the date of purchase.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
TRANs	Tax and Revenue Anticipation Notes.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$28,966	18.7%
Texas	28,628	18.5
New Jersey	14,700	9.5
Alabama	13,200	8.5
Massachusetts	12,885	8.3
District of Columbia	9,780	6.3
North Carolina	8,600	5.5
Georgia	7,970	5.1
Virginia	6,080	3.9
Florida	4,800	3.1
Mississippi	4,000	2.6
Kentucky	3,802	2.5
California	2,500	1.6
Pennsylvania	2,025	1.3
Louisiana	2,000	1.3
Utah	1,990	1.3
Illinois	1,400	0.9
Maryland	1,070	0.7
Minnesota	503	0.3
	$154,899	99.9%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2015 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of January 31, 2015.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$450,000	$—	$450,000
Commercial Paper	—	245,735	—	245,735
Corporate Bonds	—	294,853	—	294,853
Extendible Floating Rate Notes	—	176,198	—	176,198
Floating Rate Notes	—	367,296	—	367,296
Repurchase Agreements	—	837,000	—	837,000
Tax-Exempt Instruments
Closed-End Investment Companies	—	39,800	—	39,800
Municipal Bond	—	22,000	—	22,000
Total Tax-Exempt Instruments	—	61,800	—	61,800
Time Deposits	—	241,000	—	241,000
U.S Agency Securities	—	79,995	—	79,995
Total Assets	$—	$2,753,877	$—	$2,753,877

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$4,440,499	$—	$4,440,499
Commercial Paper	—	2,632,979	—	2,632,979
Corporate Bonds	—	195,438	—	195,438
Extendible Floating Rate Notes	—	1,379,237	—	1,379,237
Floating Rate Notes	—	2,987,227	—	2,987,227
Repurchase Agreements	—	7,643,750	—	7,643,750
Tax-Exempt Instruments
Closed-End Investment Companies	—	93,500	—	93,500
Weekly Variable Rate Bonds	—	46,780	—	46,780
Total Tax-Exempt Instruments	—	140,280	—	140,280
Time Deposit	—	80,000	—	80,000
U.S. Agency Securities	—	486,988	—	486,988
Total Assets	$—	$19,986,398	$—	$19,986,398

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$22,438,300	$—	$22,438,300
U.S. Agency Securities	—	10,580,744	—	10,580,744
Total Assets	$—	$33,019,044	$—	$33,019,044

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$36,889	$—	$36,889
U.S. Treasury Securities	—	15,000	—	15,000
Total Assets	$—	$51,889	$—	$51,889

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$12,350,000	$—	$12,350,000
U.S. Treasury Securities	—	2,622,562	—	2,622,562
Total Assets	$—	$14,972,562	$—	$14,972,562

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$7,628,007	$—	$7,628,007
Total Assets	$—	$7,628,007	$—	$7,628,007

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$85,430	$—	$85,430
Daily Variable Rate Bonds	—	39,700	—	39,700
Put Option Bonds	—	16,960	—	16,960
Municipal Bonds & Notes	—	7,809	—	7,809
Commercial Paper	—	5,000	—	5,000
Total Tax-Exempt Instruments	—	154,899	—	154,899
Total Assets	$—	$154,899	$—	$154,899

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2015, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2015